UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $172,379 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     4853    85074 SH       SOLE                    85074        0        0
APPLE INC                      COM              037833100    14585    51400 SH  CALL SOLE                    51400        0        0
APPLE INC                      COM              037833100    16338    57578 SH       SOLE                    57578        0        0
ARRIS GROUP INC                COM              04269Q100    11820  1209860 SH       SOLE                  1209860        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3955   151022 SH       SOLE                   151022        0        0
COMCAST CORP NEW               CL A             20030N101     7406   409633 SH       SOLE                   409633        0        0
MICROSOFT CORP                 COM              594918104    18585   758897 SH       SOLE                   758897        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604    10957  1390528 SH       SOLE                  1390528        0        0
POPULAR INC                    COM              733174106    21289  7340887 SH       SOLE                  7340887        0        0
TIME WARNER CABLE INC          COM              88732J207     7520   139287 SH       SOLE                   139287        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    11652   181236 SH       SOLE                   181236        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    43419  1332279 SH       SOLE                  1332279        0        0